Letter of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Letter of Credit

Note 5. Letter of Credit

In connection with the facility lease, the lessor required the establishment of a stand-by letter of credit in the amount of $450,000 to use as a guarantee for a security deposit. In February 2011, we allowed the letter of credit to expire. On April 6, 2012, we reached an agreement with the landlord which requires us to provide a letter of credit in the amount of $250,000 and in exchange, the landlord agreed to forebear taking action to enforce our obligation to maintain the $450,000 letter of credit. The landlord also agreed to reduce our security deposit requirement to a $300,000 letter of credit upon a capital raise of at least $5.0 million by April 30, 2013. On April 10, 2013, we completed an IPO sufficient to meet this requirement.

Note 7. Letter of Credit

In connection with the facility lease, the lessor required the establishment of a stand-by letter of credit in the amount of $450,000 to use as a guarantee for a security deposit. The amount of the letter of credit was reduced by $54,800 during the year ended December 31, 2011. In February 2011, we allowed the letter of credit to expire. On April 6, 2012, we reached an agreement with the landlord which requires us to provide a letter of credit in the amount of $250,000 and in exchange, the landlord agreed to forebear taking action to enforce our obligation to maintain the $450,000 letter of credit. The landlord also agreed to reduce our security deposit requirement to a $250,000 letter of credit upon a capital raise of at least $20 million by July 31, 2012. The landlord has verbally agreed to extend the time to complete a capital raise and has allowed us to continue to lease the property with a reduced security deposit of $250,000.